JOINT VENTURES (TABLES)	12 Months Ended
Dec. 28, 2012
Consolidated Joint Ventures [Abstract]
Schedule of consolidated joint ventures [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Cash and cash equivalents	$80.1	$91.4
Net accounts receivable	282.2	246.8
Other current assets	2.9	1.5
Noncurrent assets	143.3	103.4
Total assets	$508.5	$443.1

Accounts and subcontractors payable	$185.0	$151.9
Billings in excess of costs and accrued earnings on contracts	8.7	35.2
Accrued expenses and other	40.0	30.6
Noncurrent liabilities	22.7	15.2
Total liabilities	256.4	232.9

Total URS equity	110.2	103.0
Noncontrolling interests	141.9	107.2
Total owners’ equity	252.1	210.2
Total liabilities and owners’ equity	$508.5	$443.1

Unconsolidated Joint Ventures [Abstract]
Schedule of unconsolidated joint ventures [Table Text Block]
(In millions)	Unconsolidated VIEs
December 28, 2012
Current assets	$594.1
Noncurrent assets	$23.8
Current liabilities	$372.5
Noncurrent liabilities	$7.8

December 30, 2011
Current assets	$457.6
Noncurrent assets	$8.8
Current liabilities	$288.1
Noncurrent liabilities	$0.1

For the year ended December 28, 2012 (1)
Revenues	$1,662.2
Cost of revenues	$(1,440.6)
Income from continuing operations before tax	$221.6
Net income	$206.0

For the year ended December 30, 2011 (1, 2)
Revenues	$1,498.0
Cost of revenues	$(1,201.5)
Income from continuing operations before tax	$296.5
Net income	$274.7

For the year ended December 31, 2010 (1, 2)
Revenues	$1,409.7
Cost of revenues	$(1,225.2)
Income from continuing operations before tax	$184.5
Net income	$169.6

  Income from unconsolidated U.S. joint ventures is generally not taxable in most tax jurisdictions in the U.S. The tax expenses on our other unconsolidated joint ventures are primarily related to foreign taxes.
  In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture's position, finding that its mechanic's lien did not have priority over the senior lenders. As a result of the court's decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million for the year ended December 31, 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.